OMB APPROVAL

                                                        OMB  Number:   3235-0570
                                                        Expires:   Nov. 30, 2005
                                                        Estimated average burden
                                                        Hours per responses: 5.0


                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08873


                   American Fidelity Dual Strategy Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Stephen P. Garrett
                       American Fidelity Assurance Company
                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
               --------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2002

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use his information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1:           Annual Report to Shareholders


                   American Fidelity Dual Strategy Fund, Inc.
                                      LOGO


                                 Annual Report
                                December 31, 2002

Dear Participant:

For the first time in over 60 years, the stock market suffered its third consecutive year of decline and the longest bear market since the great depression. Corporate scandals, weaker than expected corporate profits and geopolitical turmoil weighed heavily on investor sentiment. Early October, however, marked a significant turning point as the stock market recovered from its lows and posted a gain for the fourth quarter.

The U.S. economy is estimated to post a healthy 2.5% rate of growth in Gross Domestic Product ("GDP") for all of 2002 despite the specter of a double-dip recession, a challenging stock market and growing geopolitical concerns. Looking forward, we expect real GDP to accelerate over the coming year as consumer spending continues to expand, led by healthy real income gains, higher productivity, stable employment and low interest rates. We also expect 2003 to show a modest increase in capital spending.

The rate of inflation, as measured by the Consumer Price Index ("CPI"), picked up somewhat to 2.4% in 2002 versus 1.6% in 2001, largely due to higher energy prices. However, the core inflation rate, which excludes highly volatile energy and food prices, declined considerably to 1.9% versus a 2.7% rate for 2001. Current trends indicate that the rate of inflation should continue to fluctuate in a fairly narrow range in 2003. The U.S. economy is still mired in excess industrial capacity, heavy retail discounting and a lack of corporate pricing power. We expect that the rate of inflation will begin to trend higher later this year as the economy improves.

U.S. interest rates plunged to 44-year lows in 2002 as the Federal Reserve continued to lower rates to a 1.25% Federal Funds rate. The yield on the 10-year U.S. Treasury Bond fell to a low of 3.55% in October and closed the year at 3.82%. During the fourth quarter, concerns over a weakening economy and the potential for war with Iraq pushed yields to levels not seen since the 1950's. Looking ahead, we expect the Federal Reserve to step back from its aggressive monetary policy stance and allow the economy time to react to lower interest rates. As the economy strengthens, the Federal Reserve may begin to increase interest rates in the second half of 2003.

The economy is fundamentally sound and growing at a moderate rate. Confidence in corporate America and management is slowly being restored. In addition, corporate earnings have turned positive and should accelerate in 2003.
Notwithstanding the potential for unstable geopolitical developments, it is important to remember that the market has overcome many international crises in the past with little lasting impact. Current valuation levels, in our view, already discount many of the potential economic and geopolitical problems. We believe the worst of this bear market decline is behind us. While it is difficult to look beyond the negative headlines at the bottom of a bear market, we believe it is imperative to take advantage of the investment opportunities presented by the positive long-term outlook for corporate America and the U.S. economy.

                                   Sincerely,


                                   JOHN W. REX
                                   John W. Rex, President
                                   American Fidelity Dual Strategy Fund, Inc.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

                              Financial Statements

                                December 31, 2002

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report


Board of Directors and Shareholders
American Fidelity Dual Strategy Fund, Inc.:


We have audited the accompanying statement of assets and liabilities of American Fidelity Dual Strategy Fund, Inc. (the Fund), including the schedule of portfolio investments, as of December 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Fidelity Dual Strategy Fund, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        KPMG LLP


Oklahoma City, Oklahoma
January 17, 2003

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                       Statement of Assets and Liabilities
                               December 31, 2002

Cash                                                              $     62,878
Investments, at market value (cost $191,133,607)                   160,738,070
Accrued interest and dividends                                         220,813
Accounts receivable for securities sold                              1,645,051
                                                                  ------------
       Total assets                                                162,666,812
                                                                  ------------
Accounts payable for securities purchased                            3,255,209
                                                                  ------------
       Total liabilities                                             3,255,209
                                                                  ------------
       Net assets                                                 $159,411,603
                                                                  ============
Composition of net assets:
     Net capital paid in on shares of capital stock               $210,786,935
     Undistributed net investment income                             1,672,893
     Accumulated net realized losses                               (22,652,688)
     Unrealized depreciation on investments                        (30,395,537)
                                                                  ------------

       Net assets (equivalent to $7.62 per share
        based on (20,919,366 shares of capital
        stock outstanding)                                        $159,411,603
                                                                  ============

See accompanying notes to financial statements.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                             Statement of Operations
                          Year ended December 31, 2002
Investment income:
     Income:
        Dividends (net of foreign taxes paid of $13,371)          $  2,716,471
        Interest                                                        83,366
                                                                  ------------
                                                                     2,799,837
     Expenses:
        Investment advisory fees (note 2)                              911,399
                                                                  ------------
             Net investment income                                   1,888,438
                                                                  ------------
Realized losses on investments:
     Proceeds from sales                                            92,891,117
     Cost of securities sold                                       105,040,578
                                                                  ------------
            Net realized losses on investments                     (12,149,461)
                                                                  ------------
Unrealized depreciation on investments:
     End of year                                                   (30,395,537)
     Beginning of year                                             (12,469,623)
                                                                  ------------
            Increase in unrealized depreciation on investments     (42,865,160)
                                                                  ------------
            Net decrease in net assets resulting from operations  $(53,126,183)
                                                                  ============

See accompanying notes to financial statements.

                            AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                Statements of Changes in Net Assets
                              Years ended December 31, 2002 and 2001
                                                                     2002              2001
                                                                ---------------   ---------------
Decrease in net assets from operations:
    Net investment income                                         $   1,888,438     $  2,149,862
    Net realized losses on investments                              (12,149,461)      (5,510,867)
    Increase in unrealized depreciation on investments              (42,865,160)     (23,267,349)
                                                                  -------------     ------------
        Net decrease in net assets resulting
           from operations                                          (53,126,183)     (26,628,354)
                                                                  -------------     ------------
Distributions to shareholders (note 3):
    Investment income                                                (1,500,000)      (2,500,000)
    Long-term capital gains                                               --               --
                                                                  -------------     ------------
        Total distributions to shareholders                          (1,500,000)      (2,500,000)

Changes from capital stock transactions (note 4)                      5,023,287        4,664,466
                                                                  -------------     ------------
         Decrease in net assets                                     (49,602,896)     (24,463,888)

Net assets, beginning of year                                       209,014,499      233,478,387
                                                                   ------------     ------------
Net assets, end of year                                            $159,411,603     $209,014,499
                                                                   ============     ============
Undistributed net investment income                                $  1,672,893     $  1,284,455


See accompanying notes to financial statements.

                                            AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                                       Financial Highlights
                                                                      2002              2001             2000            1999
                                                                  ------------     ------------     ------------    ------------

Net investment income                                             $     0.0913     $     0.1070     $     0.1114    $     0.1062
Net realized and unrealized (losses) gains from securities             (2.6572)         (1.4366)         (0.0671)         1.7406
                                                                  ------------     ------------     ------------    ------------
                                                                       (2.5659)         (1.3296)          0.0443          1.8468
Distributions - investment income                                      (0.0726)         (0.1244)         (0.1274)           --
Distributions - capital gains                                            --               --             (0.0509)           --
                                                                  ------------     ------------     ------------    ------------
Net (decrease) increase in net asset unit value                        (2.6385)         (1.4540)         (0.1340)         1.8468
Net asset unit value, beginning of period                              10.2588          11.7128          11.8468         10.0000
                                                                  ------------     ------------     ------------    ------------
       Net asset unit value, end of period                        $     7.6203          10.2588          11.7128         11.8468
                                                                  ============     ============     ============    ============
Net assets outstanding, end of period                             $159,411,603     $209,014,499     $233,478,387    $229,253,412

Ratios:
     Ratio of expenses to average net assets                            0.5000%          0.5000%          0.5000%         0.5000%
     Ratio of net investment income to average net assets               1.0307%          1.0030%          0.9533%         0.9840%
     Portfolio turnover rate                                              52.1%            53.9%            33.3%           37.5%
     Total return (1)                                                    (25.1)%          (11.3)%            0.4%           18.5%


(1)  Total return  figures do not reflect  charges  pursuant to the terms of the variable  annuity  contracts  funded by separate accounts that invest in the Fund's shares.

See accompanying notes to financial statements.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                        Schedule of Portfolio Investments
                               December 31, 2002
                                                             Market value
                                                       ------------------------
                                            Shares or                Percentage
                                            principal                  of net
Common stock:                                amount       Amount       assets
                                            ---------  ------------  ----------
Apparel and accessory stores:
     Kohl's Corporation                       29,200   $  1,633,740       1.02%
                                                       ------------  ---------
                                                          1,633,740       1.02%
                                                       ------------  ---------
Auto dealers and gas stations:
     Autozone, Inc. *                         21,390      1,511,204       0.95%
                                                       ------------  ---------
                                                          1,511,204       0.95%
                                                       ------------  ---------
Building materials and gardening supplies:
     Home Depot, Inc.                         50,000      1,198,000       0.75%
                                                       ------------  ---------
                                                          1,198,000       0.75%
                                                       ------------  ---------
Business services:
     Computer Sciences Corp. *                43,000      1,481,350       0.93%
     Concord EFS Inc. *                      215,200      3,387,248       2.12%
     SunGard Data Systems, Inc. *             79,000      1,861,240       1.17%
     Microsoft Corporation *                 131,000      6,772,700       4.25%
     Oracle Corporation *                     80,000        864,000       0.54%
     Intuit, Inc. *                           32,500      1,524,900       0.96%
                                                       ------------  ---------
                                                         15,891,438       9.97%
                                                       ------------  ---------
Chemicals and allied products:
     Amgen, Inc. *                            52,700      2,547,518       1.60%
     Bristol-Myers Squibb Company             32,000        740,800       0.47%
     Dow Chemical Company                     49,000      1,455,300       0.91%
     Forest Labs, Inc. *                      20,300      1,993,866       1.25%
     Lilly, Eli and Company                   28,720      1,823,720       1.14%
     Merck & Company, Inc.                    28,400      1,607,724       1.01%
     Pfizer Inc.                             149,300      4,564,101       2.86%
     Proctor & Gamble Company                 21,500      1,847,710       1.16%
                                                       ------------  ---------
                                                         16,580,739      10.40%
                                                       ------------  ---------
  Communications:
     Verizon Communications, Inc.             54,248      2,102,110       1.32%
     Clear Channel Communications *           55,900      2,084,511       1.31%
     Sprint PCS                               34,600        501,008       0.31%
     SBC Communications, Inc.                 65,182      1,767,084       1.11%
                                                       ------------  ---------
                                                          6,454,713       4.05%
                                                       ------------  ---------
  Depository institutions:
     Bank of America Corporation              83,232      5,790,450       3.63%
     PNC Financial Services Group             18,000        754,200       0.47%
     FleetBoston Financial Corporation        50,000      1,215,000       0.76%
     Citigroup, Inc.                          40,000      1,407,600       0.89%
     Wachovia Corporation                     28,000      1,020,320       0.64%
     Wells Fargo & Company                    37,000      1,734,190       1.09%
                                                       ------------  ---------
                                                         11,921,760       7.48%
                                                       ------------  ---------
Durable goods, wholesale:
     Johnson & Johnson                        54,100      2,905,711       1.82%
                                                       ------------  ---------
                                                          2,905,711       1.82%
                                                       ------------  ---------
Eating and drinking places:
     McDonald's Corporation                   40,000        643,200       0.40%
                                                       ------------  ---------
                                                            643,200       0.40%
                                                       ------------  ---------
Electric, gas and sanitary service:
     Duke Energy Corporation                  92,000      1,797,680       1.13%
     Dominion Resources                       30,000      1,647,000       1.03%
     Xcel Energy, Inc.                        45,000        495,000       0.31%
     Keyspan Corporation                      15,000        528,600       0.33%
     TECO Energy, Inc.                        55,500        858,585       0.54%
                                                       ------------  ---------
                                                          5,326,865       3.34%
                                                       ------------  ---------
Electronic and other electric equipment:
     Xilinx, Inc. *                           82,000      1,689,200       1.06%
     Emerson Electric Company                 74,640      3,795,444       2.38%
     Qualcomm *                               51,380      1,869,718       1.17%
     General Electric Company                100,000      2,435,000       1.53%
     Intel Corporation                       138,500      2,156,445       1.35%
     Flextronics International Ltd ** *       48,000        393,120       0.25%
     Texas Instruments                       126,000      1,891,260       1.19%
                                                       ------------  ---------
                                                         14,230,187       8.93%
                                                       ------------  ---------
Engineering, accounting, research, management, and
     relation services:
        Accenture Ltd. ** *                  106,000      1,906,940       1.20%
                                                       ------------  ---------
                                                          1,906,940       1.20%
                                                       ------------  ---------

Food and kindred products:
     Anheuser-Busch Companies, Inc.           35,000      1,694,000       1.06%
     PepsiCo, Inc.                            52,300      2,208,106       1.39%
                                                       ------------  ---------
                                                          3,902,106       2.45%
                                                       ------------  ---------
General merchandise:
     Target Corporation                      146,500      4,395,000       2.76%
                                                       ------------  ---------
                                                          4,395,000       2.76%
                                                       ------------  ---------
Holding and other investment offices:
     Equity Office Trust                      35,900        896,782       0.56%
     Archstone Smith Trust                    40,000        941,600       0.59%
     Duke-Weeks Realty Corporation            30,000        763,500       0.48%
     First Industrial Realty Trust            35,000        980,000       0.61%
     Mack-Cali Realty Corporation             31,400        951,420       0.60%
     Simon Property Group, Inc.               27,000        919,890       0.58%
                                                       ------------  ---------
                                                          5,453,192       3.42%
                                                       ------------  ---------
Home furniture and equipment:
     Best Buy Company, Inc. *                 63,000      1,521,450       0.95%
                                                       ------------  ---------
                                                          1,521,450       0.95%
                                                       ------------  ---------
Industrial machinery and equipment:
     Applied Materials, Inc. *               219,030      2,853,961       1.79%
     Cisco Systems, Inc. *                   266,000      3,484,600       2.19%
     Deere & Company                          39,500      1,811,075       1.14%
     IBM Corporation                          30,600      2,371,500       1.48%
     United Technologies Corp.                35,000      2,167,900       1.36%
                                                       ------------  ---------
                                                         12,689,036       7.96%
                                                       ------------  ---------
Instruments and related products:
     Medtronic, Inc.                          41,090      1,873,704       1.18%
                                                       ------------  ---------
                                                          1,873,704       1.18%
                                                       ------------  ---------

Insurance carriers:
     American Int'l Group, Inc.               31,643      1,830,548       1.15%
     MGIC Investment Corporation              36,000      1,486,800       0.93%
     Wellpoint Health Networks, Inc.*         60,200      4,283,832       2.69%
                                                       ------------  ---------
                                                          7,601,180       4.77%
                                                       ------------  ---------
Miscellaneous retail:
     Ebay, Inc. *                             28,500      1,932,870       1.21%
                                                       ------------  ---------
                                                          1,932,870       1.21%
                                                       ------------  ---------
Motion pictures:
     Disney (Walt) Company                   107,700      1,756,587       1.10%
                                                       ------------  ---------
                                                          1,756,587       1.10%
                                                       ------------  ---------
Motor freight transportation and warehouse:
     United Parcel Service                    31,500      1,987,020       1.25%
                                                       ------------  ---------
                                                          1,987,020       1.25%
                                                       ------------  ---------
Nondepository institutions:
     FNMA                                     35,400      2,277,282       1.43%
     American Express Company                 60,900      2,152,815       1.35%
     MBNA Corporation                        100,625      1,913,888       1.20%
                                                       ------------  ---------
                                                          6,343,985       3.98%
                                                       ------------  ---------
Nondurable goods - wholesale:
     Amerisource Bergen                       33,970      1,844,911       1.16%
     McKesson Corporation                     46,000      1,243,380       0.78%
     Safeway, Inc. *                          54,700      1,277,792       0.80%
     Cardinal Health, Inc.                    34,500      2,042,055       1.28%
                                                       ------------  ---------
                                                          6,408,138       4.02%
                                                       ------------  ---------
Oil and gas extraction:
     Kerr-McGee Corporation                   31,400      1,391,020       0.87%
     Schlumberger LTD. **                     45,400      1,910,886       1.20%
                                                       ------------  ---------
                                                          3,301,906       2.07%
                                                       ------------  ---------
Paper and allied products:
     Kimberly-Clark Corporation               60,500      2,871,935       1.80%
                                                       ------------  ---------
                                                          2,871,935       1.80%
                                                       ------------  ---------
Personal services:
     H&R Block, Inc.                          44,600      1,792,920       1.12%
                                                       ------------  ---------
                                                          1,792,920       1.12%
                                                       ------------  ---------
Petroleum refining and related industries:
     BP (U.S.) PLC **                         70,320      2,858,508       1.79%
     ChevronTexaco                            22,792      1,515,212       0.95%
     ConocoPhillips                           35,000      1,693,650       1.06%
                                                       ------------  ---------
                                                          6,067,370       3.80%
                                                       ------------  ---------
Primary metal industries:
     Engelhard Corporation                    29,000        648,150       0.41%
                                                       ------------  ---------
                                                            648,150       0.41%
                                                       ------------  ---------
Printing, publishing, and allied lines:
     Tribune Company                          39,170      1,780,667       1.12%
                                                       ------------  ---------
                                                          1,780,667       1.12%
                                                       ------------  ---------
Security and commodity brokers:
     Goldman Sachs                            25,200      1,716,120       1.08%
                                                       ------------  ---------
                                                          1,716,120       1.08%
                                                       ------------  ---------
Transportation by air:
     Delta Air Lines, Inc.                    14,000        169,400       0.11%
                                                       ------------  ---------
                                                            169,400       0.11%
                                                       ------------  ---------
Transportation equipment:
     Honda Motor Company **                   42,000        758,520       0.48%
     Ford Motor Company                       34,000        316,200       0.19%
                                                       ------------  ---------
                                                          1,074,720       0.67%
                                                       ------------  ---------
          Total common stocks
            (cost $185,887,490)                         155,491,953      97.54%
                                                       ------------  ---------

Short-term investments:
     AIM Funds
      (1.27823% at December 31, 2002)     5,246,117       5,246,117       3.29%
                                                       ------------  ---------

          Total short-term investments                    5,246,117       3.29%
                                                       ------------  ---------

          Total investments (cost $191,133,607)         160,738,070     100.83%

Other assets and liabilities, net                        (1,326,467)     (0.83%)
                                                       ------------  ---------
          Total net assets                             $159,411,603     100.00%
                                                       ============  =========

*     Presently not producing dividend income
**    Foreign investments

See accompanying notes to financial statements.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, Inc.

                          Notes to Financial Statements

                                December 31, 2002


(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA). Effective January 1, 1999, Variable Annuity Fund A was converted to a unit investment trust, known as American Fidelity Separate Account A (Account A), a separate account of AFA. Also effective January 1, 1999, the Fund was established and Account A transferred its investment portfolio to the Fund in exchange for shares of the Fund.

          The Fund's investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

          Shares of the Fund are only available to separate accounts of AFA or other insurance companies to fund the benefits of variable annuity contracts.

     (b)  Investments

          Investments in corporate stocks are valued by FT Interactive Data Services. Securities for which published quotations are not available are valued at the quotation obtained from Bloomberg L.P. Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

          The Fund's portfolio of investments is diversified such that not more than five percent (5%) of the value of the total assets of the Fund is invested in any one issuer and not more than twenty-five percent (25%) is invested in any one industry or group of industries. Management does not believe the Fund has any significant concentrations of credit risk.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

          Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund's investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

          The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

          In 2002, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $99,090,063 and $92,891,117, respectively, net of brokerage commissions.

          The gross unrealized appreciation and depreciation on investments at December 31, 2002 for financial reporting purposes were $7,093,545 and $37,489,082, respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $191,158,039, $7,093,545, and $37,513,514, respectively, at December
          31, 2002.

     (c)  Income Taxes

          Management of the Fund believes that the Fund will continue to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund's policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

          At December 31, 2002, the Fund had capital loss carryovers of $2,644,803 expiring in 2008, $6,881,056 expiring in 2009, $9,727,702 expiring in 2010, and $3,374,695 expiring in 2011. The Fund's board of directors does not intend to distribute any realized gain distributions until the carry forwards have been offset or expired.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

          On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of December 31, 2002 for undistributed net investment income, accumulated net realized loss, or unrealized depreciation on investments.

     (d)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     (e)  Distributions to Shareholders

          Distributions to shareholders are recorded on the ex-dividend date.

(2)  Transactions With Affiliates

     The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund's average daily net assets. AFA has engaged two subadvisors who receive fees based on a percentage of the Fund's daily net assets. The subadvisors' fees are paid by AFA.

     AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

     Certain officers and directors of the Fund are also officers and directors of AFA.

(3)  Distributions to Shareholders

     On November 15, 2002, a distribution of $0.0726 per share was declared from ordinary income, which amounted to $1,500,000.

(4)  Changes From Capital Stock Transactions

     As of December 31, 2002, 200,000,000 shares of $0.001 par value capital stock were authorized.

     Transactions in capital stock were as follows:

                                                         Shares                              Amount
                                             -------------------------------    ----------------------------------
                                                 2002              2001              2002               2001
                                             --------------    -------------    ---------------    ---------------
Shares sold                                     1,007,402           938,874     $   9,027,958      $   9,987,762
Shares issued in reinvestment of
    dividends and distributions                   187,243           248,188         1,500,000          2,500,000
                                             --------------    -------------    ---------------    ---------------

                                                1,194,645         1,187,062        10,527,958         12,487,762

Shares redeemed                                  (649,456)         (746,442)       (5,504,671)        (7,823,296)
                                             --------------    -------------    ---------------    ---------------
    Increase in net assets derived from
      capital stock transactions                  545,189           440,620     $   5,023,287      $   4,664,466
                                             ==============    =============    ===============    ===============


PARTICIPANTS' BENEFITS

As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs. Some of the services you currently enjoy are the following:

     RE-INVESTMENT  WITHOUT CHARGE
     Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

     PROFESSIONAL  MANAGEMENT
     Knowledgeable,    full-time    management    constantly   monitors   market
     opportunities for your fund.

     CAPITAL FULLY INVESTED
     Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

     PERSONAL  SERVICE
     Continuous personal service is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our Home Office.

DIRECTORS AND OFFICERS

     Information about the Fund's officers and directors is set forth below. No officer or director receives any remuneration from the Fund. The Fund's officers receive compensation from American Fidelity Assurance Company. Members of the Fund's Board of Directors who are not employees of American Fidelity Assurance Company receive $6,000 each from American Fidelity Assurance Company for their services as directors of the Fund. In addition, each director receives $750 for each Board meeting and Audit Committee meeting or other special meeting that he or she attends. The Fund's Statement of Additional Information contains additional information about the Fund's directors. You may request a free copy of the Statement of Additional Information by following the instructions in the back of this report.

----------------------------------- ----------------------------------- ------------------------------------------------------------
                                    Position(s) Held with Fund;         Principal Occupation(s) During Past 5 Years; Position(s)
Name, Address and Age(1)            Length of Time Served               with Affiliates; Other Directorships
----------------------------------- ----------------------------------- ------------------------------------------------------------
Officers and Interested Directors(2)

John W. Rex, 69                     Chairman of the Board, President    Director  and   President,   American   Fidelity   Assurance
2000 N. Classen Boulevard           and Treasurer - 4-1/2 years (3)(4)  Company;  Chief Operating  Officer (1992 to 2001),  American
Oklahoma City, OK 73106                                                 Fidelity  Assurance  Company;  Director and  Executive  Vice
                                                                        President, American Fidelity Corporation
Daniel D. Adams, Jr., 60            Director and                        Vice President and  Investment  Officer,  American  Fidelity
5101 N. Classen, Suite 610          Secretary - 4-1/2 years (3)(4)      Assurance  Company;  Vice President and Investment  Officer,
Oklahoma City, OK 73118                                                 American Fidelity Corporation

David R. Carpenter, 52              Senior Vice President - 4 years     Executive Vice President and  Treasurer,  American  Fidelity
2000 N. Classen Boulevard                                               Assurance  Company;   Executive  Vice  President,   American
Oklahoma City, OK 73106                                                 Fidelity  Corporation;  President,  Chief Executive Officer,
                                                                        Treasurer and Chief  Financial  Officer,  American  Fidelity
                                                                        Securities, Inc.
Kenneth D. Klehm, 61                Senior Vice President - 4 years     Senior Vice President,  American Fidelity Assurance Company;
2000 N. Classen Boulevard                                               Senior  Vice  President,  Treasurer,  Controller  and  Chief
Oklahoma City, OK  73106                                                Financial Officer, American Fidelity Corporation
----------------------------------- ----------------------------------- ------------------------------------------------------------
Independent Directors

Jean G. Gumerson, 79                Director - 4-1/2 years (3)(4)       President and Chief Executive Officer,
711 Stanton L. Young Blvd.,                                             Presbyterian Health Foundation
Suite 604
Oklahoma City, OK 73104

Gregory M. Love, 41                 Director - 4-1/2 years (3)(4)       President, Love's Travel Stops & Country Stores, Inc.
P.O. Box 26210
Oklahoma City, OK 73126

J. Dean Robertson, D.D.S.,          Director - 4-1/2 years (3)(4)       Private practice in pediatric dentistry;
  M.Ed., 85                                                             Professor Emeritus, University of Oklahoma,
5222 North Portland                                                     College of Dentistry
Oklahoma City, OK 73112

G. Rainey Williams, Jr., 42         Director - 4-1/2 years (3)(4)       President, Marco Holding Corporation
6301 N. Western
Suite 200
Oklahoma City, OK 73118
----------------------------------- ----------------------------------- ------------------------------------------------------------

(1)  As of December 31, 2002.

(2)  "Interested  person" of Dual  Strategy  Fund under Section  2(a)(19) of the  Investment  Company Act of 1940 due to position as officer of the Fund and/or officer of the Fund's investment advisor, American Fidelity Assurance Company.

(3)  Officer and/or member of Dual Strategy Fund Board of Directors since the Fund's establishment in March 1998; previously officer and/or member of Board of Managers of Variable Annuity Fund A, the Fund's predecessor.

(4)  Pursuant to Dual Strategy  Fund's Bylaws and the General  Corporation Law of Maryland,  the Fund's  directors may serve without re-election  until a  majority  of the  Board's  members  serve by  appointment,  or  otherwise  are not  elected by the Fund's shareholders.

Safekeeping of Securities    InvestTrust, N.A.
                               Oklahoma City, Oklahoma
--------------------------------------------------------------------------------
Independent Auditors         KPMG LLP
                               Oklahoma City, Oklahoma
--------------------------------------------------------------------------------
Underwriter                  American Fidelity Securities, Inc.
                               Oklahoma City, Oklahoma
                               Member NASD
--------------------------------------------------------------------------------
Investment Advisor           American Fidelity Assurance Company
                               Oklahoma City, Oklahoma
--------------------------------------------------------------------------------
Investment Sub-Advisors      Seneca Capital Management LLC
                               San Francisco, California
                             Todd Investment Advisors, Inc.
                               Louisville, Kentucky
--------------------------------------------------------------------------------
Board of Directors           LYNDA L. CAMERON
American Fidelity              President
Assurance Company              Cameron Equestrian Centers, Inc.
                             WILLIAM M. CAMERON
                               Chairman of the Board and Chief Executive Officer
                               American Fidelity Assurance Company
                             WILLIAM E. DURRETT
                               Senior Chairman of the Board
                               American Fidelity Assurance Company
                             CHARLES R. EITEL
                               Chairman and Chief Executive Officer
                               Simmons Company
                             THEODORE M. ELAM
                               Vice President and Attorney
                               McAfee and Taft
                             WILLIAM A. HAGSTROM
                               Chairman and Chief Executive Officer
                               Inovean Corporation
                             DAVID R. LOPEZ
                               Retired
                             PAULA MARSHALL-CHAPMAN
                               Chief Executive Officer
                               The Bama Companies, Inc.
                             JOHN W. REX
                               President
                               American Fidelity Assurance Company
                             GALEN P. ROBBINS, M.D.
                               Physician


For More Information

To obtain information:

By telephone:
Call 1-800-662-1106

By mail Write to:
American Fidelity
Dual Strategy Fund, Inc.
P. O. Box 25520 Oklahoma City, OK 73125-0520

By E-mail Send your request to:
va.help@af-group.com

On the Internet -- Text-only versions of fund documents can be viewed online or downloaded from the SEC's web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.



                            2000 N. Classen Boulevard
                          Oklahoma City, Oklahoma 73106
                                 1-800-662-1106

Item 2:        Code of Ethics

               Not applicable to Annual Reports for the period ended December 31, 2002.

Item 3:        Audit Committee Financial Expert

               Not applicable to Annual Reports for the period ended December 31, 2002.

Items 4-8:     [Reserved]

Item 9:        Controls and Procedures

               Based on their evaluation of the Fund's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, each of John W. Rex, the principal executive officer, and David R. Carpenter, the principal financial officer, has concluded that, in his judgment, the Fund's Disclosure Controls and Procedures are effective.

               There were no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of the officers' evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10:       Exhibits

               99 Certifications of Principal Executive Officer and Principal Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.



By:     KEN KLEHM
Name:   Ken Klehm
Title:  Senior Vice President

Date:   March 6, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.



        JOHN W. REX
Name:   John W. Rex
Title:  President and Principal Executive Officer

Date:   March 6, 2003



        DAVID R. CARPENTER
Name:   David R. Carpenter
Title:  Senior Vice President and Principal Financial Officer

Date:   March 6, 2003

                                                                      Exhibit 99
                             OFFICER'S CERTIFICATION


I, John W. Rex, certify that:

     1. I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the financial statements, and other information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

     4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) for the registrant and have:

          a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b)   evaluated  the  effectiveness  of  the  registrant's   disclosure
               controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date: March 6, 2003               By:    JOHN W. REX
                                  Name:  John W. Rex
                                  Title: President & Principal Executive Officer

                             OFFICER'S CERTIFICATION


I, David R. Carpenter, certify that:

     1. I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the financial statements, and other information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

     4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) for the registrant and have:

          a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b)   evaluated  the  effectiveness  of  the  registrant's   disclosure
               controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Date: March 6, 2003                          By:    DAVID R. CARPENTER
                                             Name:  David R. Carpenter
                                             Title:  Senior Vice President &
                                                     Principal Financial Officer